CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) (Parenthetical) - shares					3 Months Ended
	Jun. 26, 2020	Jun. 09, 2020	May 26, 2020	May 20, 2020	Jun. 30, 2020	Feb. 12, 2020
Initial Public Offering [Member]
Stockholders' Equity
Units issued (in shares)					41,400,000
Class B Common Stock [Member]
Stockholders' Equity
Number of shares subject to forfeiture (in shares)						1,350,000
Class B Common Stock [Member] | Founder Shares [Member]
Stockholders' Equity
Number of shares subject to forfeiture (in shares)				1,350,000		1,350,000
Stock dividend issued (in shares)				1,725,000
Shares issued (in shares)				10,350,000
Private Placement Warrants [Member]
Stockholders' Equity
Units issued (in shares)	186,667	533,333
Warrants issued (in shares)			6,133,333		6,853,333